Rental income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Rental income	Rental income

	December 31, 2024	December 31, 2023	December 31, 2022

Rents	$231,222,791	$200,267,401	$166,875,957
Reimbursable building services	13,155,755	11,240,202	9,318,367
Energy income	7,571,958	1,940,693	1,831,137

	$251,950,504	$213,448,296	$178,025,461